BALANCE SHEET - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash/Bank Balances	$ 104,372	$ 584,426	$ 240,501
Accounts Receivable
From Customers	107,261	119,274
From related parties
From others	1,125,000
Total Accounts Receivable	1,232,261	119,274
Advances - Drop Shipper	4,876,880	4,289,928
Prepaid Expenses	271,405	220,902
Total Current assets	6,484,918	5,214,530
TOTAL ASSETS	6,484,918	5,214,530
Current Liabilities
Payables	161,048	469,821
Current portion of Notes Payable, convertible	184,188	306,150
Total Current Liabilities	345,236	775,971
Long-term Liabilities
Loan from 3rd Party with interest	39,680	38,400
Notes Payable	4,460,574	3,267,824
Total long-term liabilities	4,500,254	3,306,224
Total Liabilities	4,845,490	4,082,195
Stockholders' Equity
Common: Authorized 1,000,000,000 shares, $ .00001 par value; and 700,706,621 Issued and outstanding as of June 30, 2019 and 569,364,762 shares issued and outstannding as of December 31, 2018.	3,555,190	3,169,040
Preferred Stock Class A Authorized - 50,000 shares, $ .00001 Par value; and 34,289 Issued and outstanding, as of June 30, 2019 and 39,839 issued and outstanding as of December 31, 2018.	400	400
Retained Earnings	(1,916,162)	(2,037,105)
Total Stockholders' Equity	1,639,428	1,132,335
Total Liabilities & Equity	$ 6,484,918	$ 5,214,530